12 Months Ended
Apr. 30, 2015

BARON

FUNDS®

Baron Energy and Resources Fund

Supplement dated August 5, 2015 to Prospectus dated April 30, 2015

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY

Effective October 5, 2015, in connection with the principal investment strategy of Baron Energy and Resources Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 39 of the Prospectus, with respect to Baron Energy and Resources Fund, the third sentence under “Principal Investment Strategies of the Fund,” which reads as follows: “The Fund’s investments in non-U.S. companies will not exceed 25%.” is deleted in its entirety.

This information supplements the Prospectus dated April 30, 2015. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.